TAXES ON INCOME (Schedule of Income before Income Tax, Domestic And Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes on Income [Line Items]
Income before taxes on income	$ 115,025	$ 83,680	$ 53,900
Domestic [Member]
Taxes on Income [Line Items]
Income before taxes on income	75,219	68,517	67,559
Foreign [Member]
Taxes on Income [Line Items]
Income before taxes on income	$ 39,806	$ 15,163	$ (13,659)